Segment reporting - Financial Information by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenue	$ 1,820.7	$ 1,697.4	$ 1,646.6
Operating expense	376.9	353.4	351.0
Depreciation and amortization expense	420.8	379.1	366.7
General and administrative expense	124.1	108.1	79.2
Indemnity claim (income) under acquisition agreement	0.0	(21.3)	(42.4)
Operating lease expense	120.3	123.0
Loss (Gain) on sale	(3.7)	3.7	(16.4)
Interest income	(13.2)	(6.5)	(3.1)
Interest expense	375.6	235.4	197.1
Income tax expense	8.3	2.4	33.0
Vessel Leasing
Segment Reporting Information [Line Items]
Revenue	1,702.8	1,543.0	1,460.4
Mobile Power Generation
Segment Reporting Information [Line Items]
Revenue	117.9	154.4	$ 186.2
Operating Segments | Vessel Leasing
Segment Reporting Information [Line Items]
Revenue	1,702.8	1,543.0
Operating expense	347.3	309.2
Depreciation and amortization expense	375.1	327.5
General and administrative expense	81.9	76.6
Indemnity claim (income) under acquisition agreement		0.0
Operating lease expense	116.7	120.3
Loss (Gain) on sale	(3.7)	4.0
Interest income	(9.5)	(5.5)
Interest expense	364.6	219.4
Income tax expense	2.0	1.9
Operating Segments | Mobile Power Generation
Segment Reporting Information [Line Items]
Revenue	117.9	154.4
Operating expense	29.6	44.2
Depreciation and amortization expense	45.7	51.6
General and administrative expense	41.0	33.5
Indemnity claim (income) under acquisition agreement		(21.3)
Operating lease expense	3.6	2.7
Loss (Gain) on sale	0.0	(0.3)
Interest income	(2.1)	(0.7)
Interest expense	8.9	16.7
Income tax expense	6.3	0.5
Elimination and Other
Segment Reporting Information [Line Items]
Revenue	0.0	0.0
Operating expense	0.0	0.0
Depreciation and amortization expense	0.0	0.0
General and administrative expense	1.2	(2.0)
Indemnity claim (income) under acquisition agreement		0.0
Operating lease expense	0.0	0.0
Loss (Gain) on sale	0.0	0.0
Interest income	(1.6)	(0.3)
Interest expense	2.1	(0.7)
Income tax expense	$ 0.0	$ 0.0